License Agreement, Related Party (Details Narrative) - USD ($)				9 Months Ended		12 Months Ended
	Mar. 02, 2020	Oct. 30, 2019	Apr. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Aug. 30, 2019
Defined Benefit Plan Disclosure [Line Items]
Payment to acquire technology	$ 1,450,000	$ 200,000	$ 350,000			$ 1,801,000
Payment of escrow fee			$ 1,000
Intangible asset expected life			10 years	10 years		10 years
Amortization expense				$ 60,625	$ 0	$ 162,500	$ 200,000
Drywave Technologies Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party description						After payment of the $2,000,000 License Fee, the Company pays to Drywave a royalty of 3% of Net Sales for the longer of the period in which there are valid patent claims or ten years. The Company is performing on this agreement
Drywave Technologies Inc [Member] | License Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Payable on license fee acquired			$ 2,000,000					$ 2,000,000
Related party description						After payment of the $2,000,000 License Fee and not later than April 30, 2020, the Company will pay to Drywave a royalty of 3% of Net Sales beginning May 1, 2020 and continuing for the longer of the period in which there are valid patent claims or ten years. The Company is performing on this agreement.